Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07082289

RECD S.E.C.
NOV 2007
1086

November 28, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33863

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Xinyuan Real Estate Co., Ltd., American Depositary Shares, (Each representing two Common Shares, par value $0.0001 per share) and Common Shares, par value $0.0001 per share (application for the Common Shares, par value $0.0001 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 27, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
DEC 10 2007
THOMSON
FINANCIAL

END